Share capital - Movements in LGHL shares (Parenthetical) (Details)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Dec. 14, 2022 $ / shares
Share capital
Par value per share	$ 0.000001
Ordinary shares [member]
Share capital
Par value per share | (per share)		$ 0.000001	$ 0.000001	€ 1	$ 11.5